Post-Retirement Benefit Obligations - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Discount rate for post-retirement benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ (74)	¥ (80)
Decrease in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ 77	¥ 84
Annual increase rate of pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 260	¥ 288
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (222)	¥ (244)
Annual increase rate of medical expenses [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 36	¥ 41
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (30)	¥ (34)